Offerings - Offering: 1	Nov. 06, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	34.30
Maximum Aggregate Offering Price	$ 34,300,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 4,736.83
Offering Note	Covers an aggregate of 1,000,000 shares of common stock, no par value (the "Common Stock"), of WW International, Inc. (the "Registrant"), approved for issuance under the WW International, Inc. 2025 Stock Incentive Plan (the "2025 Stock Incentive Plan") and, pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 also covers an indeterminate number of additional shares of Common Stock that may become issuable under the 2025 Stock Incentive Plan to prevent dilution by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration, which results in an increase in the number of the Registrant's outstanding shares of Common Stock. Pursuant to Rule 457(h)(1) and Rule 457(c) under the Securities Act, the proposed maximum offering price per share and the proposed maximum aggregate offering price are estimated for the purpose of calculating the amount of registration fee and are based on the average of the high and low prices of shares of Common Stock as reported on The Nasdaq Global Market on October 31, 2025.